Borrowings - Schedule of Details of Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	€ 177,166	€ 289,337
Non-current borrowings	196,401	113,285
Fixed interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	35,014	70,413
Non-current borrowings	12,752	47,611
Variable interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	142,152	218,924
Non-current borrowings	€ 183,649	€ 65,674
Ermenegildo Zegna NV | Fixed interest rate | 0.74% September in 2028 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.74%
Expiry date	September 2028
Current borrowings	€ 3,998
Non-current borrowings	€ 12,068
Ermenegildo Zegna NV | Fixed interest rate | 4.00% February in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		4.00%
Expiry date		February 2024
Current borrowings		€ 15,123
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Fixed interest rate | 4.05% March in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		4.05%
Expiry date		March 2024
Current borrowings		€ 35,122
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Fixed interest rate | 4.05% March in 2024 2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		4.05%
Expiry date		March 2024
Current borrowings		€ 15,052
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Fixed interest rate | 0.73% September in 2028
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.73%
Expiry date		September 2028
Current borrowings		€ 3,979
Non-current borrowings		€ 16,034
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.90%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.90%
Expiry date	June 2027
Current borrowings	€ 790
Non-current borrowings	€ 49,925
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.88%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.88%
Expiry date	June 2027
Current borrowings	€ 53
Non-current borrowings	€ 30,000
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.81%, April in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.81%
Expiry date		April 2024
Current borrowings		€ 81,351
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.60%, December in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.60%
Expiry date		December 2024
Current borrowings		€ 50,808
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month, January in 2025, Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	January 2025
Current borrowings	€ 35,030
Non-current borrowings	€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month, January in 2025, Variable 2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	January 2025
Current borrowings	€ 15,025
Non-current borrowings	€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1Month + 0.94%, May in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.94%
Expiry date	May 2025
Current borrowings	€ 1,450
Non-current borrowings	€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month+ 0.05%, February in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.05%
Expiry date		February 2024
Current borrowings		€ 19,592
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month + 0.79%, May in 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.79%
Expiry date		May 2025
Current borrowings		€ 3,331
Non-current borrowings		€ 1,494
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month+ 0.80%, February in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.80%
Expiry date	February 2025
Current borrowings	€ 40,172
Non-current borrowings	€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.94%, January in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.94%
Expiry date	January 2026
Current borrowings	€ 77
Non-current borrowings	€ 10,000
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.85%, August in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.85%
Expiry date	August 2027
Current borrowings	€ 0
Non-current borrowings	€ 10,000
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.82%, November in 2029 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.82%
Expiry date	November 2029
Current borrowings	€ 1,238
Non-current borrowings	€ 18,808
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month+ 0.80%, February in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.80%
Expiry date		February 2024
Current borrowings		€ 40,234
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.60%, February in 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Fixed interest rate		0.60%
Expiry date		February 2024
Current borrowings		€ 20,078
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.97%, December in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Fixed interest rate	0.97%	0.97%
Expiry date	December 2025	December 2025
Current borrowings	€ 40,002	€ 13
Non-current borrowings	€ 0	€ 39,971
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.90%, April in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Fixed interest rate	0.90%
Expiry date	April 2026
Current borrowings	€ 275
Non-current borrowings	€ 49,977
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.77%, December in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Fixed interest rate	0.77%	0.77%
Expiry date	December 2026	December 2026
Current borrowings	€ 6,533	€ 33
Non-current borrowings	€ 13,483	€ 19,988
Co.Ti Service S.A. | Fixed interest rate | 0.75% February in 2025 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Fixed interest rate	0.75%
Expiry date	February 2025
Current borrowings	€ 20,000
Non-current borrowings	€ 0
Co.Ti Service S.A. | Fixed interest rate | 0.75% April in 2025 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Fixed interest rate	0.75%	0.75%
Expiry date	April 2025	April 2025
Current borrowings	€ 10,000	€ 0
Non-current borrowings	€ 0	€ 10,000
Co.Ti Service S.A. | Fixed interest rate | 0.75% August in 2025, Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Fixed interest rate		0.75%
Expiry date		August 2025
Current borrowings		€ 0
Non-current borrowings		€ 20,000
Other | Fixed interest rate | 1.63% - 2.32%, Up to 2027 Fixed | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	2.32%
Other | Fixed interest rate | 1.63% - 2.32%, Up to 2027 Fixed | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	1.63%
Other | Fixed and Variable Rate | Up to 2027 Fixed and Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Other borrowing facilities
Expiry date	Up to 2027
Current borrowings	€ 2,523
Non-current borrowings	€ 2,140
Other | Fixed and Variable Rate | 1.63% - 2.32%, Up to 2027 Variable | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	3.90%
Other | Fixed and Variable Rate | 1.63% - 2.32%, Up to 2027 Variable | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	1.43%
Other | Fixed and Variable Rate | Up to 2029 Fixed and Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Other borrowing facilities
Expiry date		Up to 2029
Current borrowings		€ 4,621
Non-current borrowings		€ 5,798
Other | Fixed and Variable Rate | 1.35% - 2.20%, Up to 2029, Fixed | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		2.20%
Other | Fixed and Variable Rate | 1.35% - 2.20%, Up to 2029, Fixed | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		1.35%
Other | Fixed and Variable Rate | 0.08% - 3.09%, Up to 2029, Variable | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		3.09%
Other | Fixed and Variable Rate | 0.08% - 3.09%, Up to 2029, Variable | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		0.45%